Other Investments (Schedule of Maturities of Investments in Debt Securities) (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Other Investments [Abstract]
Amortized Cost, Due in one year or less	$ 15,362
Amortized Cost, Due after one through five years	23,252
Amortized Cost, Due after five through ten years	0
Amortized Cost, Due after ten years	0
Amortized Cost	38,614
Fair Value, Due in one year or less	15,362
Fair Value, Due after one through five years	25,003
Fair Value, Due after five through ten years	0
Fair Value, Due after ten years	0
Fair Value	$ 40,365